Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Member]
Cash and cash equivalents [Line Items]
Maximum exposure to credit risk	$ 2,277	$ 2,494
Bottom of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	2.30%	1.40%
Maturity date, short-term bank deposits, classified as cash equivalents	12 days	8 days
Top of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	2.90%	3.10%
Maturity date, short-term bank deposits, classified as cash equivalents	61 days	88 days